SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details)	12 Months Ended
	Dec. 31, 2016 bbl Mcf	Dec. 31, 2016 bbl Mcf	Dec. 31, 2015 bbl Mcf	Dec. 31, 2015 bbl Mcf	Dec. 31, 2014 bbl Mcf
Crude Oil [Member]
Summary of Proved Developed and Underdeveloped Oil and Gas Reserve
Beginning Balance	33,430		899,727
Purchase of reserves	93,972		0
Revisions of previous estimates	455,202		(859,230)
Extensions, discoveries			0
Sale of reserves			0
Production	(31,899)		(7,067)
Ending Balance	550,705		33,430
Proved Developed Reserves	550,705	550,705	33,430	33,430	50,185
Proved Undeveloped Reserve	0	0	0	0	849,542
Natural Gas [Member]
Summary of Proved Developed and Underdeveloped Oil and Gas Reserve
Beginning Balance	141,450	141,450		4,237,241
Purchase of reserves | Mcf		292,018		0
Revisions of previous estimates | Mcf		3,506,794		(4,063,500)
Extensions, discoveries | Mcf				0
Sale of reserves | Mcf				0
Production | Mcf		(68,756)		(32,291)
Ending Balance	3,871,506	3,871,506	141,450	141,450
Proved Developed Reserves | Mcf	3,871,506	3,871,506	141,450	141,450	197,146
Proved Undeveloped Reserve | Mcf	0	0	0	0	4,040,095